Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission. The consolidated financial statements include the accounts of MediaAlpha, Inc. and its consolidated subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

As discussed in Note 1, as a result of our IPO and Reorganization, MediaAlpha, Inc., through Intermediate Holdco, is the sole managing member of QLH and consolidates the financial results of QLH and its subsidiaries and reports a non-controlling interest related to the portion of Class B-1 Units not owned by MediaAlpha, Inc., which reduces net income attributable to holders of MediaAlpha Inc.’s Class A common stock. The Reorganization was considered a transaction between entities under common control. As a result, the financial statements for periods prior to our IPO and the Reorganization Transactions have been adjusted to combine the previously separate entities for presentation purposes.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities, certain disclosures at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, valuation of goodwill and long-lived assets for impairment, inputs into the valuation of our equity-based compensation related QLH Class B Units, estimates of deferred tax assets related to the step-up in basis under the TRA, and the associated liability under the TRA. Significant estimates affecting the consolidated financial statements have been prepared on the basis of the most current and best available information, including historical experience, known trends and other market-specific or other relevant factors that we believe to be reasonable. On an ongoing basis, management evaluates its estimates, as there are changes in circumstances, facts and experience. Changes in estimates are recorded in periods which they become known. The full extent to which the COVID-19 pandemic will directly or indirectly impact our business, results of operations and financial condition, including revenues, expenses, reserves and allowances, asset recoverability, and employee-related amounts, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain it or treat COVID-19, as well as the economic impact on our customers and markets. We have made estimates of the impact of COVID-19 within our financial statements and there may be changes to those estimates in future periods. Actual results may differ from these estimates.

Revenue recognition

Revenue recognition

The Company generates revenue by delivering qualified calls, leads and click transactions (“Consumer Referrals”) to its buyer customers who acquire Consumer Referrals (“customers” or “buyers”) on its technology platform.

On January 1, 2018, the Company adopted Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”), as issued by the Financial Accounting Standards Board (“FASB”), which governs how the Company recognizes revenue derived from the Consumer Referrals. The Company recognizes revenue when the Company transfers promised goods or services to customers in an amount that reflects the consideration to which the Company is entitled. The Company recognizes revenue pursuant to the framework contained in ASC 606: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract, including whether they are distinct in the context of the contract; (iii) determine the transaction price, including the constraint on variable consideration; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when the Company satisfies the performance obligations.

Generally, the Company’s contracts with buyers specify a period of time covered and a budget governing spend limits. Many of our agreements with our partners have no fixed term and are cancellable upon 30 or 60 days’ notice without penalty. As a result, the transaction price for the delivery of each Consumer Referral is determined and recorded in real time and no estimation of variable consideration or future consideration is required. The transaction with the Company’s customer is for the delivery of Consumer Referrals.

The Company has assessed the services promised in its contracts with customers and has identified one performance obligation, which is the delivery of Consumer Referrals that meet its customers’ specifications.

Consumer Referral transactions are summarized as follows:

•

Click revenue is recognized on a pay-per-click basis and revenue is earned and recognized when a consumer clicks on a listed buyer’s advertisement, presented subsequent to a consumer search (e.g. auto insurance quote search or health insurance quote search).

•	Call revenue is earned and recognized when a consumer transfers to a call buyer and remains engaged for a requisite duration of time, as specified by each buyer.

•

Lead revenue is recognized when the Company delivers data leads to buyer. Data leads are generated through insurance carriers or insurance-focused research destination websites who make the data leads available to buy through the Company’s platform or when users complete a full quote request on the Company’s proprietary websites. Delivery occurs at the time of lead transfer.

The Company satisfies its performance obligation as services are provided. The Company does not promise to provide any other significant goods or services to its customers after delivery. The Company generally does not offer a right of return.

The Company bills customers monthly in arrears for Consumer Referrals delivered during the preceding month. The Company’s standard payment terms are 30-60 days. Consequently, the Company does not have significant financing components in its arrangements.

In the Company’s open platform transactions, the Company has control over the Consumer Referrals that are sold to buyers. In these arrangements, the Company has separate agreements with its customers and suppliers (or “supply partners” or “sellers”). Suppliers are neither party to the contractual arrangements with the Company’s customers, nor are the suppliers the beneficiaries of the Company’s customer agreements. The Company earns fees from its customers and separately pays internet search companies to drive consumers to the Company’s proprietary websites and suppliers. The Company is the principal in the open platform transactions. As a result, the fees paid by its customers are recognized as revenue and the fees paid to its suppliers are included in cost of revenue.

With respect to our private platform transactions, buyers and supply partners contract with one another directly and leverage the Company’s platform to facilitate transparent, real-time transactions utilizing the reporting and analytical tools available to them through the Company’s platform. The Company charges a platform fee on the Consumer Referrals transacted. The Company acts as an agent in the private platform transactions and recognizes revenue on the platform fee received. The Company recognizes revenue concurrent with Consumer Referral transactions that are facilitated by the platform. There are no separate payments made by the Company to supply partners in the Company’s private platform transactions. The Company has elected to exclude sales tax from revenue as permitted by ASC 606-10.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist entirely of cash deposits.
Accounts receivable

Accounts receivable

The Company provides credit to customers in the ordinary course of business and believes its credit policies are prudent and reflect industry practices and business risk. Accounts receivable are stated at amounts due from customers. The Company reviews accounts receivable on a periodic basis and determines an allowance for doubtful accounts by considering a number of factors including the length of time trade accounts receivable are past due, the Company’s previous loss history, the customer’s current ability to pay its obligation to the Company, and the condition of the general economy and the industry as a whole. The Company writes off outstanding accounts receivable against the allowance when the Company has exhausted all collection efforts and the potential recovery is considered remote. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts.

The Company reported an allowance for doubtful accounts of $0.4 million as of December 31, 2020 and $0.3 million as of December 31, 2019.

Concentrations of Credit Risk and of Significant Customers and Suppliers

Concentrations of Credit Risk and of Significant Customers and Suppliers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains cash balances that can, at times, exceed amounts insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in these accounts, and believes it is not exposed to unusual credit risk beyond the normal credit risk in this area based on the financial strength of institutions with which the Company maintains its deposits.

The Company’s accounts receivable, which are unsecured, may expose the Company to credit risk due to collectability. The Company controls credit risk by investigating the creditworthiness of all customers prior to establishing relationships with them, performing periodic reviews of the credit activities of those customers during the course of the business relationship, regularly analyzing the collectability of accounts receivables, and recording allowances for doubtful accounts when these receivables become uncollectible.

Customer concentrations for the years ended December 31, 2020 and 2019 consisted of one customer that accounted for approximately $132.3 million, or 23%, and $78.8 million, or 19%, of revenue, respectively. Our two largest customers accounted for approximately $23.7 million and $9.8 million, or 24% and 10%, respectively of the Company’s accounts receivable as of December 31, 2020 compared to one customer for approximately $4.7 million, or 8%, as of December 31, 2019.

The Company’s accounts payable can expose the Company to business risks such as supplier concentrations. For the year ended December 31, 2020, supplier concentrations consisted of one supplier that accounted for approximately $60.0 million, or 11% of total purchases and for the twelve months ended December 31, 2019 two suppliers that accounted for approximately $84.6 million, or 24%, of total purchases. Our two largest suppliers accounted for approximately $24.5 million, or 25%, of the Company’s total accounts payable as of December 31, 2020 compared to $14.7 million, or 36%, as of December 31, 2019.

Property and equipment

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization expense is calculated using the straight-line method over the estimated useful lives of each asset as follows:

Estimated useful life

Leasehold improvements	The shorter of their lease term or the estimated useful life of the improvements
Computer	3 years
Furniture and fixtures	3 years

Betterments, renewals, and extraordinary repairs that materially extend the useful lives of assets are capitalized; other repairs and maintenance charges are expensed as incurred. The cost and related accumulated depreciation and amortization applicable to assets retired are removed from the accounts, and the gain or loss on disposition is recognized in the consolidated statement of operations for the period.

Internal-use software development costs

Internal-use software development costs

The Company capitalizes certain costs incurred in connection with developing internal use software. The Company expenses all costs that relate to the planning and post-implementation phases of development as operating expenses. Costs incurred in the development phase are capitalized and amortized over the product’s estimated useful life. Costs associated with the repair or maintenance of existing software is included in operating expenses. Amortization expense for capitalized internal-use software development costs is calculated using the straight-line method over the estimated useful life of the software, which is approximately three years.

As the Company’s software product is mature, costs incurred on development of new features and functionality in 2020 and 2019 were insignificant; therefore, the Company did not capitalize any software development costs during the period.

Business combinations

Business Combinations

The Company accounts for business combinations in accordance with ASC Topic 805, which requires, among other things, the acquiring entity in a business combination to recognize the fair value of all the assets acquired and liabilities assumed; the recognition of acquisition-related costs in the consolidated results of operations; the recognition of restructuring costs in the consolidated results of operations for which the acquirer becomes obligated after the acquisition date; and contingent purchase consideration to be recognized at their fair values on the acquisition date with subsequent adjustments recognized in the consolidated results of operations. The excess of the purchase price over the fair value of the identified assets and liabilities is recorded as goodwill. Operating results of the acquired entity are reflected in the Company’s consolidated financial statements from date of acquisition.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill is calculated as the excess of the purchase consideration paid in a business combination over the fair value of the assets acquired less liabilities assumed. Goodwill is not amortized, but rather is evaluated for impairment on an annual basis, or whenever indications of potential impairment exist. In the absence of any indications of potential impairment, the evaluation of goodwill is performed during the fourth quarter of each year. For the purposes of goodwill impairment testing, the Company has one reporting unit.

Goodwill impairment is the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. When testing goodwill for impairment, the Company first performs a qualitative assessment to determine whether it is necessary to perform a goodwill impairment test. The Company is required to perform a goodwill impairment test only if it concludes that it is more likely than not that the reporting unit’s fair value is less than the carrying value of its assets. Should this be the case, the next step is to identify whether a potential impairment exists by comparing the estimated fair value of the reporting unit with the carrying value, including goodwill. If the estimated fair value of the reporting unit exceeds the carrying value, goodwill is not considered to be impaired and no additional steps are necessary. If, however, the fair value of the reporting unit is less than its carrying value, then the amount of the impairment loss is the amount by which the reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill.

Finite-lived intangible assets include technology and intellectual property, customer relationships, costs to acquire third-party publishers, non-compete agreements and domain names stated net of accumulated amortization or impairment charges. These assets are amortized over their estimated useful lives based on methods that approximate the pattern in which the economic benefits are expected to be realized. The amortization periods range from 2 years to 10 years.

For the years ended December 31, 2020 and 2019, there were no impairments recognized for goodwill or intangible assets, based on the testing performed at the end of each fiscal year.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets such as property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. An impairment loss is recognized on long-lived assets in the consolidated statements of operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amount of the assets. In such cases, the carrying value of these assets are adjusted to their estimated fair values and assets held for sale are adjusted to their estimated fair values less selling expenses.

For the years ended December 31, 2020 and 2019, there were no impairments recognized for long-lived assets.

Accounts payable

Accounts payable

Accounts payable are obligations to pay for goods or services that have been acquired in the ordinary course of business. Accounts payable are recognized initially at their settlement value and are classified as current liabilities if payment is due within one year or less. Accounts payable as of December 31, 2020 and 2019 consist of payments to suppliers and costs to acquire traffic from search engines.

Deferred debt issuance costs

Deferred debt issuance costs

Costs incurred that are directly associated with obtaining access to capital under credit facilities are capitalized and amortized to interest expense over the terms of the applicable debt agreements using the effective interest method. Unamortized deferred costs are presented as a direct deduction from the carrying amount of the related long-term debt on the accompanying consolidated balance sheets.

Deferred initial public offering costs

Deferred initial public offering costs

Deferred offering costs are capitalized, and consist of legal, consulting, banking, and accounting fees directly attributable to the IPO. The Company reclassified $12.2 million for the year ended December 31, 2020 and $0.0 for the year ended December 31, 2019 and 2018, of offering costs into stockholders’ equity as a reduction of the net proceeds received from the IPO. As of December 31, 2020 and 2019, no offering costs were deferred on the consolidated balance sheets.

Equity-based compensation

Equity-based compensation

The Company incurs equity-based compensation expense primarily from restricted stock units (“RSUs”), and unvested LLC Units of QLH. Equity awards to employees are measured and recognized in the consolidated financial statements based on the fair value of the award on the grant date. For awards subject to service conditions only, the fair value of the award on the grant date is expensed on a straight-line basis over the requisite service period of the award. The grant date fair value of RSUs is determined using the market closing price of Class A common stock on the date of grant. The Company records forfeitures related to equity-based compensation for its awards based on actual forfeitures as they occur.

Prior to the IPO, the Company maintained a QLH Class B Restricted Unit Plan (the “QLH Plan”), whereby QLH had the authority to issue units in the form of profits interests to directors, employees, managers, independent contractors, and advisors of QLH and its subsidiaries upon approval of the Board of Directors. The Class B units were equity-classified share-based payments and were recognized utilizing the straight-line method. The fair value of the QLH Class B profits interests was determined on the grant date using the option pricing model. As per the original award terms, all unvested Profit Interest Units on the IPO date were exchanged into QLH Class B-1 units, which when vested, together with Class B common stock are exchangeable for Class A common stock. The awards are no longer in the form of profits interests post-IPO.

The Company classifies equity-based compensation expense in its consolidated statements of operations in the same manner in which the recipient’s payroll costs are classified or in which the recipient’s service payments are classified.

Segment information

Segment information

The Company operates in the United States and in a single operating segment. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its chief executive officer, who reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

Related Party Transactions

Related Party Transactions

Prior to the IPO, Members’ equity, specifically the legacy Class A and Class B units in QLH, was held by related parties. Subsequent to the IPO, Class B common stock is also held by related parties. Therefore, equity transactions recorded in Members’ equity or Class B common stock are related party transactions. We are also party to the Tax Receivable Agreements under which we are contractually committed to pay the Class B-1 unit holders in QLH 85% of the amount of any tax benefits that we actually realize, or in some cases are deemed to realize as a result of certain transactions.

Leases

Leases

The Company categorizes non-cancellable leases at their inception as either operating or capital leases. Costs for operating leases that include incentives such as payment escalations or rent abatements are recognized on a straight-line basis over the term of the lease. Additionally, inducements received from lessors are treated as a reduction of costs over the term of the agreement.

Valuation of redeemable Class A units

Valuation of redeemable Class A units

Mezzanine equity classification is required in accordance with ASC 480, Distinguishing Liabilities from Equity when an equity instrument is redeemable (1) at a fixed or determinable price on a fixed or determinable date, (2) at the option of the shareholder, or (3) upon the occurrence of an event that is not solely within the control of the reporting entity.

Prior to IPO, QLH’s Class A units held by Insignia Capital Group featured redemption rights that were considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Conditionally redeemable Class A units (including Class A units that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within QLH’s control) are classified as temporary equity. At all other times, shares of Class A units were classified as members’ (deficit) equity. QLH recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Class A units are effected by charges to accumulated deficit.

The redeemable Class A units are not part of the Company’s equity structure subsequent to the IPO and Reorganization Transaction and thus are presented only in the comparative balance sheet.

Fair value measurements

Fair value measurements

The Company accounts for the fair value of its financial instruments in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). Non-recurring, non-financial assets and liabilities are also accounted for under the provisions of ASC 820.

ASC 820 defines fair value, establishes a framework for measuring fair value under US GAAP and enhances disclosures about fair value measurements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for an asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last unobservable:

Level 1    Quoted prices in active markets for identical assets or liabilities.

Level 2    Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3    Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of the Company’s accounts receivable, accounts payable and accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these assets and liabilities. Although market quotes for the fair value of long-term debt related to the Company’s revolving line of credit and term loan are not readily available, the Company believes its carrying value approximates fair value because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, without any penalty.

Sales taxes

Sales taxes

ASC 606-10 provides that the presentation of taxes assessed by a governmental authority, which are directly imposed on revenue-producing transactions (i.e., sales, use, and excise taxes) between a seller and a customer, on a gross basis (included in revenue and costs), or on a net basis (excluded from revenue), is a management decision on accounting policies that should be disclosed. In addition, for any such taxes that are reported on a gross basis, the amounts of those taxes should be disclosed in the consolidated financial statements for each period for which a consolidated statement of operations is presented, if those amounts are significant. The Company has elected to exclude sales taxes from revenue.

Cost of revenue

Cost of revenue

The Company’s cost of revenue is comprised primarily of payments to suppliers and traffic acquisition costs paid to top tier search engines as well as telephony infrastructure costs, internet and hosting, merchant fees, salaries and related expenses, amortization expense and other expenses. For the years ended December 31, 2020,2019 and 2018 cost of revenue was $499.4 million, $342.9 million, and $247.7 million respectively. The costs consisted primarily of 417.7 million of payments to suppliers and $74.4 million of traffic acquisition costs during 2020, $284.5 million of payments to suppliers and $54.2 million of traffic acquisition costs during 2019, and $210.1 million of payments to suppliers and $34.0 million of traffic acquisition costs during 2018. Other costs including salaries and related expenses, internet and hosting, amortization, and other expenses were $7.4 million, $4.2 million, and $3.5 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Income taxes

Income taxes

The Company is taxed as a corporation and pays corporate federal, state and local taxes on income allocated to it from QLH subsequent to the Reorganization Transactions based upon MediaAlpha, Inc.’s economic interest held in QLH. QLH is treated as a pass-through partnership for income tax reporting purposes and not subject to federal income tax. Accordingly, the Company is not liable for income taxes on the portion of QLH’s earnings not allocated to it.

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events included in our consolidated financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the consolidated financial statements and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized on our consolidated statement of operations in the period in which the enactment date occurs. The Company records valuation allowances against our deferred tax assets when they are more-likely-than-not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations.

The Company recognizes interest and penalties related to the liability for unrecognized tax benefits, if any, as a component of the income tax expense line in the accompanying consolidated statement of operations.

The Company records uncertain tax positions on the basis of a two-step process: (1) determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. As of the years ended December 31, 2020, the Company recognized $2.3 million in liabilities for uncertain tax positions included within other long-term liabilities on our consolidated balance sheet.

In January 2018, the FASB released guidance on the accounting for tax on the global intangible low-taxed income (“GILTI”) provisions of the Act. The GILTI provisions impose a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. The guidance allows companies to make an accounting policy election to either (i) account for GILTI as a component of tax expense in the period in which they are subject to the rules (the period cost method), or (ii) account for GILTI in the Company’s measurement of deferred taxes (the deferred method). After completing the analysis of the GILTI provisions, we elected to account for GILTI using the period cost method.

Non-controlling interest

Non-controlling interest

In connection with the Reorganization Transactions, the Company became, the sole managing member of QLH and as a result consolidates the results of operations of QLH. In accordance with the QLH’s limited liability company agreement, the Company allocates the share of net income (loss) to the non-controlling interest pari-passu to their rights per the holding at a point in time. The non-controlling interests balance represents the holders of Class B-1 units.

Earnings (Loss) per share

Earnings (Loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to MediaAlpha, Inc. by the weighted-average number of shares of Class A common stock outstanding during the period. The Company’s Class B common stock are excluded as it represents the voting rights of the legacy QLH holders and have no economic rights at MediaAlpha, Inc. Diluted earnings (loss) per share is computed giving effect to all potential weighted-average dilutive shares for the period following the Reorganization Transaction including Class B-1 units of QLH and Class A restricted shares that are convertible into Class A common stock and RSUs. The dilutive effect of outstanding awards, if any, is reflected in diluted earnings per share by application of the treasury stock method or if-converted method, as applicable.

Earnings per share is presented for the two-month period between the IPO of October 27, 2020 and the year ended December 31, 2020. Prior to the IPO the QLH membership structure consisted of Class A Units and B Units. MediaAlpha, Inc.’s current capital structure is not reflective of the capital structure of QLH prior to the Reorganization Transactions. Therefore, net (loss) per share has not been presented for the portion of the fiscal year ended prior to the completion of the Reorganization Transactions, or for the years ended December 31, 2019 and 2018.

Tax Receivable Agreement

Tax Receivable Agreement

The Company is a party to the TRA under which we are contractually committed to pay the non-controlling interest holders in QLH 85% of the amount of any tax benefits that we actually realize, or in some cases are deemed to realize as a result of certain transactions. Amounts payable under the TRA are contingent upon, among other things, the generation of future taxable income. The projection of future taxable income involves significant judgment. In projecting future taxable income, we consider our historical results and incorporate certain assumptions including the growth rate of the Company and the amount, character, and timing of the taxable income in the future. Actual taxable income may differ from our estimates, which could significantly impact the liability under the TRAs.

Comprehensive Income	Comprehensive Income For the year ended December 31, 2020, 2019, and 2018, the Company did not have any differences between its net income and comprehensive income.
New Accounting Pronouncements

New Accounting Pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act, or the JOBS Act, allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use the adoption dates applicable to private companies. As a result, the Company’s financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective date for new or revised accounting standards that are applicable to public companies.

Recently issued not yet adopted accounting pronouncements

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40)—Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The ASU aligns the accounting for implementation costs incurred in a hosting arrangement that is a service contract with the accounting for implementation costs incurred to develop or obtain internal-use software under ASC 350-40. Costs for implementation activities in the application development stage are capitalized depending on the nature of the costs, while costs incurred during the preliminary project and post implementation stages are expensed as the activities are performed. ASU 2018-15 is effective annual reporting periods beginning after December 15, 2020 and the interim periods within annual periods beginning after December 15, 2021 and can be applied either prospectively to implementation costs incurred after the date of adoption or retrospectively to all arrangements. The Company plans to adopt the ASU using prospective transition as of January 1, 2021. The ASU is currently not expected to have a material impact on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842) (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. The new guidance requires lessees to recognize lease assets and liabilities on the balance sheet for both operating and financing leases, with the exception of leases with an original term of 12 months or less. Under existing guidance, recognition of lease assets and liabilities is not required for operating leases. The lease assets and liabilities to be recognized are both measured initially based on the present value of the lease payments. ASU 2016-02 initially required adoption using a modified retrospective approach, under which all years presented in the financial statements would be prepared under the revised guidance. In July 2018, the FASB issued ASU No. 2018-11 which added an optional transition method under which financial statements may be prepared under the revised guidance for the year of adoption, but not for prior years. Under the latter method, entities will recognize a cumulative catch-up adjustment to the opening balance of retained earnings in the period of adoption. In June 2020, the FASB issued ASU No. 2020-05 that deferred the effective date for non-public entities and emerging growth companies that choose to take advantage of the extended transition periods to annual reporting periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently in the process of evaluating the potential impact of this new accounting guidance, which is effective for the Company for annual periods beginning after December 15, 2021.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, to require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The ASU also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In February 2020, the FASB issued ASU 2020-02, Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842)—Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (Topic 842) (SEC Update), which amends the language in Subtopic 326-20 and addresses questions primarily regarding documentation and company policies. The guidance in ASU 2016-13 and ASU 2020-02 related to credit losses is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 for public companies and for fiscal years beginning after December 15, 2021 for all other entities and early adoption is permitted. The Company has not yet evaluated the impact the adoption of ASU 2019-12 will have on the Company’s financial statements.

In March 2020 and January 2021, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU 2021-01, Reference Rate Reform (Topic 848): Scope, respectively. ASU 2020-04 and ASU 2021-01 provide optional expedients and exceptions for applying U.S. GAAP, to contracts, and other transactions that reference the London Interbank Offered Rate or another reference rate expected to be discontinued because of reference rate reform, if certain criteria are met. The guidance in ASU 2020-04 and ASU 2021-01 was effective upon issuance and, once adopted, may be applied prospectively to contract modifications and hedging relationships through December 31, 2022. The Company is currently evaluating the impact of the adoption of ASU 2020-04 and ASU 2021-01 on its consolidated financial statements.